Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Guarantees
Maturity less than 1 year	47,633	55,181
Maturity greater than 1 year	30,280	33,487
Total gross amount	77,913	88,668
Total net amount	76,598	86,987
Carrying value	1,790	3,773
Collateral received	22,520	23,042
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	3,184	3,267
Maturity greater than 1 year	13,872	4,074
Total gross amount	17,056	7,341
Total net amount	16,632	6,606
Carrying value	134	50
Collateral received	2,239	2,451
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,979	5,470
Maturity greater than 1 year	4,566	4,624
Total gross amount	9,545	10,094
Total net amount	8,680	9,184
Carrying value	65	69
Collateral received	3,312	3,345
Securities lending indemnifications
Guarantees
Maturity less than 1 year	14,027	15,005
Maturity greater than 1 year	0	0
Total gross amount	14,027	15,005
Total net amount	14,027	15,005
Carrying value	0	0
Collateral received	14,027	15,005
Derivatives
Guarantees
Maturity less than 1 year	21,171	27,593
Maturity greater than 1 year	10,707	23,800
Total gross amount	31,878	51,393
Total net amount	31,878	51,393
Carrying value	1,588	3,650
Other guarantees
Guarantees
Maturity less than 1 year	4,272	3,846
Maturity greater than 1 year	1,135	989
Total gross amount	5,407	4,835
Total net amount	5,381	4,799
Carrying value	3	4
Collateral received	2,942	2,241